Provision for post-employment benefits - Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Fair value of assets allocation, Equities	13.40%	17.30%	16.30%
Fair value of assets allocation, Bonds	55.90%	60.60%	58.90%
Fair value of assets allocation, Insured annuities	19.20%	6.80%	7.40%
Fair value of assets allocation, Property	0.10%	0.20%	0.20%
Fair value of assets allocation, Cash	1.10%	4.80%	8.00%
Fair value of assets allocation, Other	10.30%	10.30%	9.20%
Total fair value of assets allocation	100.00%	100.00%	100.00%
Fair value of assets, Equities	£ 124.6	£ 161.9	£ 132.5
Fair value of assets, Bonds	520.0	566.0	479.5
Fair value of assets, Insured annuities	178.5	63.5	60.5
Fair value of assets, Property	1.3	1.6	1.5
Fair value of assets, Cash	9.9	44.9	65.1
Fair value of assets, Other	95.7	96.3	75.1
Total fair value of assets	930.0	934.2	814.2
Present value of liabilities	(1,135.4)	(1,209.8)	(1,039.9)
Deficit in the plans	(205.4)	(275.6)	(225.7)
Irrecoverable surplus	(0.9)	(0.9)	(3.6)
Net liability	(206.3)	(276.5)	(229.3)
Plans in surplus	43.9	28.0	31.4
Plans in deficit	£ (250.2)	£ (304.5)	£ (260.7)